Law Offices

Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

Direct Dial - (215) 564-8521

January 5, 2016

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:          Franklin Templeton ETF Trust
Initial Registration Statement on Form N-1A

Dear Sir/Madam:

Included for initial filing under Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended, is the Registration Statement on Form N-1A for Franklin Templeton ETF Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”).  A notification of 1940 Act registration has been filed on behalf of the Trust via EDGAR.

The Trust will operate as an open-end, management investment company, and initially intends to issue shares in four series:  Franklin LibertyQ International Equity Hedged ETF, Franklin LibertyQ Emerging Markets ETF, Franklin LibertyQ Global Dividend ETF and Franklin LibertyQ Global Equity ETF (each a “Fund” and, collectively, the “Funds”).  Initially, each Fund intends to offer one class of shares, which will be listed on a national securities exchange, as defined in Section 2(a)(26) of the 1940 Act.  Each Fund will be diversified for purposes of the 1940 Act.  The Funds will rely on exemptive relief to be granted by the U.S. Securities and Exchange Commission allowing each Fund to operate as an index-based exchange-traded fund.1

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to Joel Corriero at (215) 564-8528.

Sincerely,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esquire

1           The application for an order was filed on October 16, 2015 (SEC Accession No. 0001137439-15-000190).